FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Cash	$ 1,856	$ 11,245
Interest Rate Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not result in a material impact on the Company’s operations.
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 1,856
Working Capital	7,445
Foreign Currency Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	425	275
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	58	65
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 87	$ 175